Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Total office rental expenses under all operating leases	$ 1,862,000	$ 3,024,000	$ 2,637,000
Purchase commitments related to purchase of space	$ 0	$ 0
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases expiring period	2 years